Summary of significant accounting policies (Tables)	6 Months Ended
Mar. 31, 2023
Summary of significant accounting policies
Schedule of carrying amount of this variable interest entities of financials
	As of March 31, 2023 (unaudited)
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Intercompany receivables	$139,689,717	$127,854,855	-	$143,744,535	-
Current assets excluding intercompany receivables	138,450,476	831,079	17,098,150	183,842	156,563,547
Current assets	278,140,193	128,685,934	17,098,150	143,928,377	156,563,547
Investment in subsidiaries	-	40,065,205	-	-	-
Non-current assets excluding investment in subsidiaries	10,783,715	8,788	7,194,405	-	17,986,908
Non-current assets	10,783,715	40,073,993	7,194,405	-	17,986,908
Total assets	288,923,908	168,759,927	24,292,555	143,928,377	174,550,455
Intercompany payables	271,599,390	120,627,140	19,061,875	702	-
Current liabilities excluding intercompany payables	887,077	549,371	3,850,837	6,571,075	11,858,360
Current liabilities	272,486,467	121,176,511	22,912,712	6,571,777	11,858,360
Non-current liabilities	549,078	151,707	-	-	700,785
Total liabilities	273,035,545	121,328,218	22,912,712	6,571,777	12,559,145
Total shareholders' equity (net assets)	$15,888,363	$47,431,709	$1,379,843	$137,356,600	$161,991,310
	As of September 30, 2022
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Intercompany receivables	$163,676,919	$114,994,912	-	$140,445,311	-
Current assets excluding intercompany receivables	91,926,232	33,986	57,133,125	4,161,037	153,254,380
Current assets	255,603,151	115,028,898	57,133,125	144,606,348	153,254,380
Investment in subsidiaries	-	40,424,517	-	-	-
Non-current assets excluding investment in subsidiaries	10,500,217	8,484	19,772	-	10,528,473
Non-current assets	10,500,217	40,433,001	19,772	-	10,528,473
Total assets	266,103,368	155,461,899	57,152,897	144,606,348	163,782,853
Intercompany payables	255,440,223	109,255,668	54,420,549	702	-
Current liabilities excluding intercompany payables	590,393	226,814	1,789,357	5,682,757	8,289,321
Current liabilities	256,030,616	109,482,482	56,209,906	5,683,459	8,289,321
Non-current liabilities	657,734	151,707	-	-	809,441
Total liabilities	256,688,350	109,634,189	56,209,906	5,683,459	9,098,762
Total shareholders' equity (net assets)	$9,415,018	$45,827,710	$942,991	$138,922,889	$154,684,091
	For the six months ended March 31, 2023 (unaudited)
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Revenues	$38,044,279	$10,588,053	$11,914,942	-	$60,547,274
Cost of revenues	(35,945,422)	(10,580,039)	(11,852,361)	-	(58,377,822)
Gross profit	2,098,857	8,014	62,581	-	2,169,452
Operating expenses	(459,615)	(32,297)	(287,996)	(737,281)	(1,517,189)
Income (loss) from operations	1,639,242	(24,283)	(225,415)	(737,281)	652,263
Other income (expenses)	1,519,485	(12,064)	624,292	(829,008)	1,302,705
Income (loss) before income taxes	3,158,727	(36,347)	398,877	(1,566,289)	1,954,968
Provision for income taxes	(373,292)	-	(1,817)	-	(375,109)
Net income (loss)	$2,785,435	$(36,347)	$397,060	$(1,566,289)	$1,579,859
	For the six months ended March 31, 2022 (unaudited)
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Revenues	$31,295,055	$1,635,180	$9,205,480	$—	$42,135,715
Cost of revenues	(28,722,969)	(1,593,024)	(8,832,012)	—	(39,148,005)
Gross profit	2,572,086	42,156	373,468	—	2,987,710
Operating expenses	(463,455)	(95,927)	(513,142)	(2,529,882)	(3,602,405)
Income (loss) from operations	2,108,631	(53,771)	(139,674)	(2,529,882)	(614,695)
Other expenses	52,050	42,526	(61,369)	(1,860)	31,347
Income (loss) before income taxes	2,160,681	(11,245)	(201,043)	(2,531,742)	(583,348)
Provision for income taxes	(3,590)	—	—	—	(3,590)
Net income (loss)	$2,157,091	$(11,245)	$(201,043)	$(2,531,742)	$(586,939)
	For the six months ended March 31, 2023 (unaudited)
		WFOE
	Other	that is the
	entities	primary	VIE
	that are	beneficiary	and its		Consolidated
	consolidated	of the VIE	subsidiaries	FAMI	total
Net cash (used in) provided by operating activities	$30,419,620	$(345,212)	$(37,321,430)	$(4,057,095)	$(11,304,117)
Net cash provided by (used in) investing activities	(382)	-	36,326,659	-	36,326,277
Net cash provided by (used in) financing activities	(4,485)	331,693	1,004,045	-	1,331,253
Effect of exchange rate changes on cash	1,843,401	(2,514)	(3,640)	-	1,837,247
Net (decrease) increase in cash and restricted cash	32,258,154	(16,033)	5,634	(4,057,095)	28,190,660
Cash, beginning of period	183,030	37,393	61,196	4,057,179	41,166,331
Cash, end of period	$32,441,184	$21,360	$66,830	$84	$69,356,991
		For the six months ended March 31, 2022
	Other	WFOE
	that is the	VIE
	entities	primary	VIE
	that are	beneficiary	and its		Consolidated
	consolidated	of the VIE	subsidiaries	FAMI	total
Net cash (used in) provided by operating activities from
continuing operations	$(44,026,361)	$9,735,052	$47,125,836	$(6,460,183)	$6,374,344
Net cash (used in) provided by investing activities from
continuing operations	(8,389,513)	2,830,945	(47,365,507)	—	(52,924,075)
Net cash provided by financing activities from
continuing operations	(49,881)	—	—	5,945,400	5,895,519
Effect of exchange rate changes on cash and restricted
cash	(3,381,344)	39,573	6,410	—	(3,335,361)
Net increase (decrease) in cash and restricted cash	(55,847,099)	12,605,570	(233,261)	(514,783)	(43,989,573)
Cash and restricted cash from continuing operations,
beginning of year	183,030	116,447	434,135	522,915	59,262,514
Cash and restricted cash from continuing operations, end
of year	$(55,664,069)	$12,722,017	$200,874	$8,132	$15,272,941
	Transfer to
	Holding		Consolidated	Other
Transfer from	Company	WFOE	VIE	subsidiaries	Investors
Holding company	-	$291,223	-	-	-
WFOE	-	-	$418,780	$7,578,036	-
Consolidated VIE	-	$5,782,726	-	$212	-
Other subsidiaries	-	$1,724,246	$71,771	-	-

Schedule of useful lives of property, plant and equipment
Forestry	fair value
Plant, machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years
Leasehold improvement	Shorter of lease term or useful life

Summary of component of basic and diluted EPS
Six months ended March 31,	2023	2022
Net income (loss) available for ordinary shareholders (A)	$1,579,859	$(586,939)

Weighted average outstanding ordinary shares (B)
- basic	23,906,985	22,583,259
- diluted	38,029,792	22,583,259

Earnings (loss) per ordinary share - basic (A/B)	$0.07	$(0.03)

Earnings (loss) per ordinary share - diluted (A/B)	$0.04	$(0.03)